SUPPLEMENT DATED FEBRUARY 20, 2008

TO PROSPECTUSES DATED MAY 1, 2003
FOR NEW YORK KEYPORT CHARTER AND NEW YORK KEYPORT LATITUDE

TO PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT VISTA

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective April 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

Rydex VT OTC Fund	Rydex VT NASDAQ-100® Fund

Please retain this supplement with your prospectus for future reference.

KBL(NY) Rydex 2/08